DISCONTINUED OPERATIONS (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues			$ 790
Loss from discontinued operations (No income tax expense or benefit)			(136)
Gain on disposal of discontinued operations (No income tax expense or benefit)	0	0	122
Total loss from disposal of discontinued operations			$ (14)